Investment Strategy	Jul. 10, 2026
Horizon Active Asset Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Allocation Fund
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by allocating assets across one or more of the following sectors of the global securities markets:

●	U.S. Common Stocks
●	Foreign Developed Market Common Stocks
●	Emerging Market Common Stocks
●	Real Estate Investment Trusts (“REITs”)
●	Government Bonds
●	Corporate Bonds
●	International Bonds
●	Municipal Bonds
●	High Yield Bonds

The Allocation Fund’s investment adviser, Horizon Investments, LLC (“Horizon”), selects asset classes using a flexible approach that allocates the Allocation Fund’s portfolio between asset classes that Horizon believes offer the opportunity for the highest projected return for a given amount of risk.

This flexible approach to investing typically seeks to maximize returns by adjusting portfolio asset-allocations among various asset classes based upon near-term forecasts. Horizon assesses projected return and expected risk using a multi-disciplined approach consisting of economic, quantitative and fundamental analysis. As a part of the Fund’s overall allocation strategy, Horizon expects to invest a portion of the Fund’s assets in equity securities of U.S. and foreign (non-U.S.) companies that offer exposure to emerging technologies in various phases of development, including, without limitation, companies involved with the development of technologies related to artificial intelligence. Horizon expects to engage in frequent buying and selling of securities to achieve the Allocation Fund’s investment objective.

Horizon may execute the Allocation Fund’s strategy by investing in exchange-traded funds (“ETFs”) or by investing directly in individual securities or baskets of securities. Potential investments are reviewed for trading efficiency, liquidity, risk/return profile, and fit within overall portfolio diversification needs prior to investment. Horizon generally expects to select individual securities or baskets of securities instead of ETFs, when it believes such investments are more cost effective, more operationally efficient or will provide strategic exposure to a specific sector or market segment.

Horizon selects investments without restriction as to the issuer country, capitalization, currency, or maturity or credit quality of the securities or the securities held by each ETF. Under normal market conditions, the Allocation Fund invests a majority of its assets in equity securities or ETFs that invest primarily in equity securities; however, the Allocation Fund may invest in fixed income securities, including, without limitation, lower-quality fixed income securities commonly known as “high yield” or “junk” bonds, which are generally rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by S&P Global Ratings (“S&P”) or in ETFs that invest primarily in such securities. In addition, the Allocation Fund may buy or write options on puts or calls for investment purposes, to hedge other investments or to generate option premiums for the Allocation Fund, and may implement such investments through option combinations such as spreads, straddles, and collars.

The Allocation Fund’s option strategies may involve options combinations, such as spreads or collars. In “spread” transactions, the Allocation Fund buys and writes a put or buys and writes a call on the same underlying instrument with the options having different exercise prices, expiration dates, or both. When the Allocation Fund engages in spread transactions, it seeks to profit from differences in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. A “collar” position combines a put option purchased by the Allocation Fund (the right of the Allocation Fund to sell a specific security within a specified period) with a call option that is written by the Allocation Fund (the right of the counterparty to buy the same security) in a single instrument, and the Allocation Fund’s right to sell the security is typically set at a price that is below the counterparty’s right to buy the security. Thus, the combined position “collars” the performance of the underlying security, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option. In each case, the premium received for writing an option offsets, in part, the premium paid to purchase the corresponding option; however, downside protection may be limited as compared to just owning a single option. There is no limit on the number or size of the options transactions in which the Allocation Fund may engage; however, the Allocation Fund will not use options for the purpose of increasing the Allocation Fund’s leverage with respect to any portfolio investment.

The Allocation Fund will typically sell portfolio securities to adjust portfolio allocations as described above, to seek to secure gains or limit potential losses, or when Horizon otherwise believes it is in the best interest of the Allocation Fund. Depending on market conditions, the Allocation Fund may at times focus its investments in particular sectors or areas of the economy.

Horizon Active Risk Assist Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Risk Assist Fund
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by using a multi-discipline active asset allocation investment approach. The Risk Assist Fund’s investment adviser, Horizon Investments, LLC (“Horizon”), allocates the Risk Assist Fund’s assets across various sectors of the global securities markets. In addition, Horizon seeks to mitigate downside risk through its Risk Assist strategy, which is an active risk reduction strategy intended to guard against large declines in an equity portfolio.

Global Securities Strategy

Horizon executes its global securities allocation strategy by allocating assets across one or more of the following sectors of the global securities markets:

●	U.S. Common Stocks
●	Foreign Developed Market Common Stocks
●	Emerging Market Common Stocks
●	Real Estate Investment Trusts (“REITs”)
●	Government Bonds
●	Corporate Bonds
●	International Bonds
●	Municipal Bonds
●	High Yield Bonds

Horizon selects asset classes using a flexible approach that allocates the Risk Assist Fund’s portfolio between asset classes that Horizon believes offer the opportunity for the highest projected return for a given amount of risk. This flexible approach to investing typically seeks to maximize returns by adjusting portfolio asset-allocations among various asset classes based upon near-term forecasts. Horizon assesses projected return and expected risk using a multi-disciplined approach consisting of economic, quantitative and fundamental analysis. Horizon expects to engage in frequent buying and selling of securities to achieve the Risk Assist Fund’s investment objective. Depending on market conditions, the Risk Assist Fund may at times focus its investments in particular sectors or areas of the economy.

Horizon may execute the Risk Assist Fund’s strategy by investing in exchange-traded funds (“ETFs”) or by investing directly in individual securities or baskets of securities. Potential investments are reviewed for trading efficiency, liquidity, risk/return profile, and fit within overall portfolio diversification needs prior to investment. Horizon generally expects to select individual securities or baskets of securities instead of ETFs, when it believes such investments are more cost effective, more operationally efficient or will provide strategic exposure to a specific sector or market segment.

Horizon selects investments without restriction as to the issuer country, capitalization, currency, or maturity or credit quality of the securities or the securities held by each ETF. Under normal market conditions, the Risk Assist Fund invests a majority of its assets in equity securities or ETFs that invest primarily in equity securities; however, the Risk Assist Fund may invest in fixed income securities, including, without limitation, lower-quality fixed income securities commonly known as “high yield” or “junk” bonds, which are generally rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by S&P Global Ratings (“S&P”) or in ETFs that invest primarily in such securities. In addition, the Risk Assist Fund may buy or write options on puts or calls for investment purposes, to hedge other investments or to generate option premiums for the Risk Assist Fund, and may implement such investments through option combinations such as spreads, straddles, and collars.

The Risk Assist Fund’s option strategies may involve options combinations, such as spreads or collars. In “spread” transactions, the Risk Assist Fund buys and writes a put or buys and writes a call on the same underlying instrument with the options having different exercise prices, expiration dates, or both. When the Risk Assist Fund engages in spread transactions, it seeks to profit from differences in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. A “collar” position combines a put option purchased by the Risk Assist Fund (the right of the Risk Assist Fund to sell a specific security within a specified period) with a call option that is written by the Risk Assist Fund (the right of the counterparty to buy the same security) in a single instrument, and the Risk Assist Fund’s right to sell the security is typically set at a price that is below the counterparty’s right to buy the security. Thus, the combined position “collars” the performance of the underlying security, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option. In each case, the premium received for writing an option offsets, in part, the premium paid to purchase the corresponding option; however, downside protection may be limited as compared to just owning a single option. There is no limit on the number or size of the options transactions in which the Risk Assist Fund may engage; however, the Risk Assist Fund will not use options for the purpose of increasing the Risk Assist Fund’s leverage with respect to any portfolio investment.

Additional Overlay: Risk Assist Strategy

Under the Risk Assist strategy, Horizon continually measures market conditions with a specific focus on characteristics that indicate abnormal or severe risk conditions (such as increases in market volatility and decreases in global equity markets), in order to apply a proprietary process that prompts a risk reduction of the portfolio. Horizon executes this strategy by investing up to 100% of the Risk Assist Fund’s portfolio in U.S. Treasuries or U.S. Treasury-focused securities, which may include, without limitation, Treasury bonds, Treasury notes, Treasury Inflated Protection Securities (collectively, “U.S. Treasury Securities”), U.S. Government money market funds, exchange traded options on U.S. Treasury Securities, repurchase agreements fully collateralized by U.S. Treasury Securities, or ETFs that invest in any of the foregoing. The Risk Assist Fund may invest in U.S. Treasury Securities without regard to maturity or duration.

Although Horizon may allocate 100% of the Risk Assist Fund’s assets to the Risk Assist strategy, it is not required to. Instead, Horizon employs the Risk Assist strategy in stages, and Horizon may allocate between 0% and 100% of the Risk Assist Fund’s assets to the Risk Assist strategy, depending on Horizon’s determination of current market risk.

The Risk Assist Fund will typically sell portfolio securities to adjust portfolio allocations as described above, to seek to secure gains or limit potential losses, or when Horizon otherwise believes it is in the best interest of the Risk Assist Fund.

The Risk Assist Fund’s algorithm also includes a process by which it systematically raises the loss tolerance limit in an effort to protect investment gains within the portfolio. The result of this process is referred to as a “ratchet”. To implement the ratchet, Horizon first determines the lowest portfolio value that the algorithm is calculated to accommodate during any 12-month period. As the Risk Assist’s portfolio value grows (typically when the portfolio has experienced 3-5% of appreciation, depending on market conditions), the Risk Assist algorithm will increase (i.e., “ratchet” up) the value of the loss tolerance limit in an attempt to protect those gains.

Risk Assist is a registered trademark of Horizon Investments, LLC and is used herein with its permission.

Horizon Active Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Income Fund
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by allocating assets across various sectors of the global securities markets. The Income Fund’s investment adviser, Horizon Investments, LLC (“Horizon”), executes this strategy by investing primarily in income-producing securities, which Horizon generally considers as: equity securities that are expected to pay a dividend; fixed-income securities; cash equivalents; sovereign debt; U.S. treasuries; fixed and floating rate securities of publicly traded companies; convertible bonds; preferred stock; master limited partnerships (“MLPs”); mortgage-backed securities (“MBS”); real estate investment trusts (“REITs”); futures; and options.

Horizon selects asset classes using a flexible approach that allocates the Income Fund’s portfolio between asset classes that Horizon believes offer the opportunity for the highest projected return for a given amount of risk. This flexible approach to investing typically seeks to maximize returns by adjusting portfolio asset-allocations among various asset classes based upon near-term forecasts. Horizon assesses projected return and expected risk using a multi-disciplined approach consisting of economic, quantitative and fundamental analysis. Horizon expects to engage in frequent buying and selling of securities to achieve the Income Fund’s investment objective.

Horizon may execute the Income Fund’s strategy by investing in exchange-traded funds (“ETFs”) or by investing directly in individual securities or baskets of securities. Potential investments are reviewed for trading efficiency, liquidity, risk/return profile, and fit within overall portfolio diversification needs prior to investment. Horizon generally expects to select individual securities or baskets of securities instead of ETFs, when it believes such investments are more cost effective, more operationally efficient or will provide strategic exposure to a specific sector or market segment.

The Income Fund will invest primarily in U.S. Dollar denominated securities, but may also invest a portion of its assets in non-U.S. Dollar denominated securities. Horizon selects portfolio investments without restriction as to the issuer country, capitalization, currency, maturity or credit quality. In addition, the Income Fund may buy or write options on puts or calls for investment purposes, to hedge other investments or to generate option premiums for the Income Fund, and may implement such investments through option combinations such as spreads, straddles, and collars.

The Income Fund’s option strategies may involve options combinations, such as spreads or collars. In “spread” transactions, the Income Fund buys and writes a put or buys and writes a call on the same underlying instrument with the options having different exercise prices, expiration dates, or both. When the Income Fund engages in spread transactions, it seeks to profit from differences in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. A “collar” position combines a put option purchased by the Income Fund (the right of the Income Fund to sell a specific security within a specified period) with a call option that is written by the Income Fund (the right of the counterparty to buy the same security) in a single instrument, and the Income Fund’s right to sell the security is typically set at a price that is below the counterparty’s right to buy the security. Thus, the combined position “collars” the performance of the underlying security, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option. In each case, the premium received for writing an option offsets, in part, the premium paid to purchase the corresponding option; however, downside protection may be limited as compared to just owning a single option. There is no limit on the number or size of the options transactions in which the Income Fund may engage; however, the Income Fund will not use options for the purpose of increasing the Income Fund’s leverage with respect to any portfolio investment.

The Income Fund will typically sell portfolio securities to adjust portfolio allocations as described above, to seek to secure gains or limit potential losses, or when Horizon otherwise believes it is in the best interest of the Income Fund. Depending on market conditions, the Income Fund may at times focus its investments in particular sectors or areas of the economy.

Horizon Equity Premium Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Equity Premium Income Fund
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective primarily by investing in the equity securities of dividend-paying U.S. large-capitalization companies and selling call options on broad-based securities indices (including, without limitation, the S&P 500). The Fund may invest in the equity securities of companies of any size capitalization, although it expects to primarily invest in large-capitalization companies (companies with a market capitalization of $10 billion or more at the time of investment).

The Equity Premium Income Fund’s investment adviser (“Horizon”) Horizon employs a flexible approach that combines active management with quantitative models to allocate the Fund’s portfolio with the goal of generating attractive potential returns for a given amount of risk. The Fund may consider industry and position constraints to ensure sufficient diversification, as determined by Horizon, and may, depending on market conditions, focus its investments in particular sectors or areas of the economy.

Under normal circumstances, the Equity Premium Income Fund will invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in a combination of equity securities and investments that produce premium income. For purposes of this policy, equity securities means common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”), derivative instruments that provide exposure to or are otherwise related to such securities, and shares of other investment companies (including ETFs) that invest primarily in equity securities.

Dividend-Paying Securities. Horizon selects and weights securities using a process that emphasizes diversification across dividend-paying securities that Horizon believes offer the opportunity for attractive potential return. Dividend-paying securities include equity securities that have paid a dividend in the prior 12 calendar months, or that Horizon believes are reasonably likely to pay a dividend in the 12 calendar months following the Fund’s acquisition of the security. In selecting securities for the Fund’s portfolio, Horizon seeks to diversify across dividend-paying securities that exhibit characteristics such as high profitability and stable earnings, low price variability, low fundamental valuation measures, and positive price trends. These characteristics may be adjusted as economic, market, and financial conditions change.

Options. The Equity Premium Income Fund seeks to generate additional cash flow, and may reduce volatility, through the sale of call options on broad-based securities indices (including, without limitation, the S&P 500). The Equity Premium Income Fund expects that, under normal circumstances, it will sell call options on a portion of the value of the Fund’s portfolio. As a seller of call options, the Equity Premium Income Fund will receive a premium (cash) from the purchaser of the option, in exchange for which the purchaser of the call option has the right to participate in the underlying index’s gains above the predetermined strike price until the option expires. If the option is exercised, the Fund, as the seller of the call option, must pay the difference between the price of the index and the strike price of the option.

During periods where the U.S. equity market is relatively stable, falling, or slightly rising such that the option premiums received by the Fund exceed the appreciation of the index and the strike price, the strategy may outperform an otherwise similar strategy that does not generate additional income from options premiums. Alternatively, during periods of rising markets where gains in the underlying indices exceed the premiums received, the strategy would be expected to underperform an otherwise similar strategy with no option overlay. The Equity Premium Income Fund expects that the underlying portfolio of securities, together with the option overlay, should in the aggregate result in a portfolio with a modest defensive tilt as compared to the S&P 500, designed to outperform in flat to down markets, and expected to underperform in large positive markets.

In addition to the sale of call options discussed above, the Equity Premium Income Fund may also buy or write put and call options on individual securities (including ETFs) or securities indices for investment purposes, to hedge other investments, or to generate additional option premiums for the Fund. The Equity Premium Income Fund’s options investments may involve “covered” positions where the Fund may write a call option on an underlying position to generate income. The Equity Premium Income Fund may involve a “collateralized” strategy more generally, where the Fund may write put options on a security whose value is collateralized by cash (“cash-secured puts”) or otherwise collateralized by the Fund’s securities. The Equity Premium Income Fund may also write options on individual securities that it does not hold in its portfolio (i.e., “naked” options), which have the potential for unlimited loss.

The Equity Premium Income Fund’s option strategies may also involve options combinations, such as spreads, straddles and collars. In “spread” transactions, the Equity Premium Income Fund buys and writes a put or buys and writes a call on the same underlying instrument with the options having different strike prices, expiration dates, or both. When the Equity Premium Income Fund engages in spread transactions, it seeks to profit from differences in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. In “straddles,” the Equity Premium Income purchases a put option and a call option or writes a put option and a call option on the same instrument with the same expiration date and the same strike price. A “collar” position combines a put option purchased by the Equity Premium Income (the right of the Equity Premium Income Fund to sell a specific security within a specified period) with a call option that is written by the Equity Premium Income Fund (the right of the counterparty to buy the same security) in a single instrument, and the Equity Premium Income Fund’s right to sell the security is typically set at a price that is below the counterparty’s right to buy the security. Thus, the combined position “collars” the performance of the underlying security, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option. In each case, the premium received for writing an option offsets, in part, the premium paid to purchase the corresponding option; however, downside protection may be limited as compared to just owning a single option. There is no limit on the number or size of the options transactions in which the Equity Premium Income Fund may engage.

The Equity Premium Income Fund will typically sell portfolio securities to seek to secure gains or limit potential losses when Horizon believes that other more favorable opportunities exist or when Horizon otherwise believes it is in the best interest of the Equity Premium Income Fund.

Horizon Defined Risk Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Defined Risk Fund
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing in a broadly diversified portfolio of equity securities (the “Equity Portfolio”), while seeking to generate income, hedge volatility and reduce the downside risk of the Equity Portfolio by buying and selling put and call options (the “Options Portfolio”). The Defined Risk Fund’s investment adviser, Horizon Investments, LLC (“Horizon”), expects that the combination of the returns from the Equity Portfolio and the potential cash flow, reduced volatility and downside protection from the Options Portfolio will provide the Defined Risk Fund with the potential to capture a majority of the returns associated with the general equity markets with reduced risk and volatility.

Equity Portfolio

Securities in the Equity Portfolio may include common and preferred stock, exchange-traded funds (“ETFs”), convertible debt securities, American Depositary Receipts (“ADRs”), and securities issued by real estate investment trusts (“REITs”).

Horizon selects equity securities for the Defined Risk Fund’s Equity Portfolio by assessing each security’s projected return and expected risk using a multi-disciplined approach consisting of economic, quantitative and fundamental analysis.

The Equity Portfolio typically focuses on investing in individual stocks. However, the Equity Portfolio may also invest in ETFs or baskets of securities, preferred stock, convertible debt securities, ADRs and REITs when Horizon believes such investments may offer higher return and/or lower risk than individual securities or when Horizon believes such investments will provide strategic exposure to a desired sector or market segment. Potential ETFs are reviewed for sufficient trading liquidity and fit within the overall diversification needs of the Equity Portfolio prior to investment. Horizon selects securities for the Equity Portfolio without restriction as to an issuer’s country or capitalization.

The Defined Risk Fund will typically sell equity securities to achieve a desired diversification, to secure gains or limit potential losses or when Horizon otherwise believes it is in the best interest of the Defined Risk Fund. In some market conditions, Horizon expects to engage in frequent buying and selling of securities to achieve the Defined Risk Fund’s investment objective.

Options Portfolio

The Options Portfolio will generally consist of options “collars”, which are options combinations comprised of a written call option or call spread and a purchased put option or put spread on the same underlying security. To implement an options collar, the Defined Risk Fund will write a call option or call spread on the underlying security with a strike price above the price of the underlying security and purchase a corresponding put option or put spread on the same underlying security with a strike price below the price of that security.  A call or put “spread” is an option combination whereby the Defined Risk Fund buys an option for investment purposes and writes another option on the same underlying security with the same expiration date, but a different strike price (e.g., a higher strike price in the case of a call and a lower strike price in the case of a put), as a way to offset some of the cost of purchasing the first option.

When the Defined Risk Fund writes (sells) a call or put option, it receives a premium from the purchaser, which may be used to offset the price of purchasing other options. In addition to the cash flow generated by the selling options, the Defined Risk Fund will write call options to seek to reduce the volatility of the Equity Portfolio, especially in down or sideways markets.  Writing call options will, however, reduce the Defined Risk Fund’s ability to profit from increases in the value of the Equity Portfolio because the Defined Risk Fund will begin to accrue liabilities to the purchaser of the call option once the price of the underlying security rises above the option’s strike price. The Defined Risk Fund will buy corresponding put options in an attempt to protect the Defined Risk Fund from significant market declines in the Equity Portfolio that may occur over short periods of time.  The Defined Risk Fund will primarily use exchange-traded options on indexes, ETFs and other individual equity securities, but may also use over-the-counter options when Horizon deems it advisable to do so.

The Defined Risk Fund will typically increase its use of options collars when the Adviser’s research indicates that markets are likely to experience volatility, and there is no maximum or minimum amount of assets that the Defined Fund may use to invest in options collars.

Horizon uses quantitative techniques to screen the available option universe for options collars that Horizon believes offer the best risk/return characteristics for the Equity Portfolio, taking into account, among other things, the following characteristics:

●	liquidity of underlying instruments
●	basis risk/tracking error between portfolio & options positions
●	volatility forecasts
●	option relative valuation
●	time to maturity & strike prices

The Defined Risk Fund typically expects to allow the options in the Options Portfolio to expire, but may seek to close out options positions ahead of expiration when Horizon believes it is advantageous to do so.

There is no limit on the number or size of the options transactions in which the Fund may engage; however, the Fund will not use options for the purpose of increasing the Fund’s leverage with respect to any portfolio investment.

Horizon Multi-Factor U.S. Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Multi-Factor U.S. Equity Fund
Strategy Narrative [Text Block]

The Multi-Factor U.S. Equity Fund seeks to achieve its investment objective by investing primarily in the equity securities of large and mid-cap U.S. issuers, and employs defensive techniques, including strategic portfolio positioning, to achieve lower overall volatility as compared to the market generally.

The Multi-Factor U.S. Equity Fund’s investment adviser, Horizon Investments, LLC (“Horizon” or the “Adviser”), generally considers large and mid-cap issuers to be those that are within the range of the S&P 500 and S&P 400 indices when purchased. However, the Fund can invest in companies of any size, which may include small-cap companies, at the discretion of the Adviser. Depending on market conditions, the Multi-Factor U.S. Equity Fund may at times focus its investments in particular sectors or areas of the economy.

Horizon selects and weights securities using a flexible approach that combines active management and quantitative models to allocate the Fund’s portfolio between issuers, sectors and/or factors (e.g., growth, value, momentum, quality, size and volatility) that Horizon believes offer the opportunity for the highest projected return for a given amount of risk. Horizon assesses projected return and expected risk using a multi-disciplined approach consisting of economic, quantitative and fundamental analysis. The Multi-Factor U.S. Equity Fund expects its risk/return analysis will favor defensive investments, and therefore the Multi-Factor U.S. Equity Fund may lag the performance of traditional U.S. equity markets in strong up markets, but is designed to outperform when traditional U.S. equity markets decline. The Multi-Factor U.S. Equity Fund expects to engage in frequent buying and selling of securities to achieve its investment objective.

Under normal circumstances, the Multi-Factor U.S. Equity Fund will invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. companies. For purposes of this policy: (A) equity securities means common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”), derivative instruments that provide exposure to or are otherwise related to such securities, and shares of other investment companies (including ETFs) that invest primarily in equity securities; and (B) a U.S. company is an issuer that (i) generates at least 50% of its revenues or profits from business activities in the United States, (ii) has at least 50% of its assets situated in the United States, or (iii) has the principal trading market for its securities in the United States.

Options. The Multi-Factor U.S. Equity Fund may also buy or write put and call options for investment purposes, to hedge other investments, or to generate option premiums for the Fund. The Multi-Factor U.S. Equity Fund’s options investments may involve “covered” positions where the Fund may write a call option on an underlying position to generate income. The Multi-Factor U.S. Equity Fund may involve a “collateralized” strategy more generally, where the Multi-Factor U.S. Equity Fund may write put options on a security whose value is collateralized by cash (“cash-secured puts”) or otherwise collateralized by the Fund’s securities.

The Multi-Factor U.S. Equity Fund’s option strategies may involve options combinations, such as spreads, straddles, and collars. In “spread” transactions, the Multi-Factor U.S. Equity Fund buys and writes a put or buys and writes a call on the same underlying instrument with the options having different exercise prices, expiration dates, or both. When the Multi-Factor U.S. Equity Fund engages in spread transactions, it seeks to profit from differences in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. In “straddles,” the Multi-Factor U.S. Equity Fund purchases a put option and a call option or writes a put option and a call option on the same instrument with the same expiration date and the same exercise price. A “collar” position combines a put option purchased by the Multi-Factor U.S. Equity Fund (the right of the Multi-Factor U.S. Equity Fund to sell a specific security within a specified period) with a call option that is written by the Multi-Factor U.S. Equity Fund (the right of the counterparty to buy the same security) in a single instrument, and the Multi-Factor U.S. Equity Fund’s right to sell the security is typically set at a price that is below the counterparty’s right to buy the security. Thus, the combined position “collars” the performance of the underlying security, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option. In each case, the premium received for writing an option offsets, in part, the premium paid to purchase the corresponding option; however, downside protection may be limited as compared to just owning a single option. There is no limit on the number or size of the options transactions in which the Multi-Factor U.S. Equity Fund may engage.

Horizon Defensive Core Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Defensive Core Fund
Strategy Narrative [Text Block]

The Defensive Core Fund seeks to achieve its investment objective by utilizing two strategies: (1) the Core Equity Strategy; and (2) the Risk Assist® Strategy. The Core Equity Strategy invests primarily in common stocks of large and mid-cap U.S. companies that exhibit high quality and growth characteristics, while the Risk Assist® Strategy is an actively managed risk reduction strategy intended to guard against large declines in the Fund’s equity portfolio. The Fund’s investment adviser (Horizon Investments, LLC (“Horizon” or the “Adviser”)) will determine how to allocate the Defensive Core Fund’s assets between the Core Equity Strategy and the Risk Assist® Strategy.

Core Equity Strategy. Horizon executes the Core Equity Strategy by investing the Fund’s assets primarily in equity securities of large and mid-cap U.S. companies. Horizon generally considers large and mid-cap companies to be those that are within the range of the S&P 500 and S&P 400 indices when purchased. However, the Fund can invest in companies of any size, which may include small-cap companies, at the discretion of Horizon.

Horizon employs a multi-factor process to select investments that Horizon believes have high quality and growth characteristics as compared to the market generally. Horizon considers high quality characteristics to include, without limitation, high profitability and stable earnings; low price variability; low fundamental valuation measures; and high recent price trends. Horizon considers growth characteristics to include, without limitation, revenue growth, earnings per share (EPS) growth, gross profit, and free cash flow (FCF) growth.

Horizon selects and weights securities using a flexible approach that combines active management and quantitative models to allocate the Fund’s portfolio between issuers, sectors and/or factors (e.g., growth, profitability, sentiment and fundamental safety) that Horizon believes offer the opportunity for the highest quality characteristics that may provide higher projected return for a given amount of risk. In constructing the portfolio, Horizon may consider industry and position constraints to ensure sufficient diversification, as determined by Horizon, and may invest in other investment companies, including ETFs, that invest in equity securities of U.S. companies. The Core Equity Strategy expects securities with the foregoing characteristics in aggregate to have a similar performance and risk as traditional U.S. equity markets. In addition, the Defensive Core Fund may buy or write options on puts or calls for investment purposes, to hedge other investments or to generate option premiums for the Fund and may implement such investments through option combinations such as spreads, straddles, and collars.

The Defensive Core Fund’s option strategies may involve options combinations, such as straddles, spreads or collars. In “straddles,” the Defensive Core Fund purchases a put option and a call option or writes a put option and a call option on the same instrument with the same expiration date and the same strike price. In “spread” transactions, the Fund buys and writes a put or buys and writes a call on the same underlying instrument with the options having different exercise prices, expiration dates, or both. When the Defensive Core Fund engages in spread transactions, it seeks to profit from differences in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. A “collar” position combines a put option purchased by the Fund (the right of the Fund to sell a specific security within a specified period) with a call option that is written by the Fund (the right of the counterparty to buy the same security) in a single instrument, and the Fund’s right to sell the security is typically set at a price that is below the counterparty’s right to buy the security. Thus, the combined position “collars” the performance of the underlying security, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option. In each case, the premium received for writing an option offsets, in part, the premium paid to purchase the corresponding option; however, downside protection may be limited as compared to just owning a single option. There is no limit on the number or size of the options transactions in which the Defensive Core Fund may engage; however, the Fund will not use options for the purpose of increasing the Defensive Core Fund’s leverage with respect to any portfolio investment. The Fund's options strategy is primarily intended to enhance the defensive characteristics of the Fund, principally through the use of put options, put spreads, or similar option strategies designed to provide additional downside protection for the Fund's equity portfolio. Secondarily, the Fund may use call options or call spreads to provide the opportunity for capital appreciation from time to time. The Defensive Core Fund does not anticipate writing options on individual securities that it does not hold in its portfolio (i.e., “naked” options).

The Fund expects to engage in frequent buying and selling of securities to achieve its investment objective.

Risk Assist® Strategy. Under the Risk Assist® strategy, Horizon continually measures market conditions with a specific focus on characteristics that indicate abnormal or severe risk conditions (such as increases in market volatility and decreases in global equity markets), in order to apply a proprietary process that prompts a risk reduction of the portfolio. The Defensive Core Fund typically executes this strategy by investing up to 100% of the Defensive Core Fund’s portfolio in U.S. Treasuries or other cash equivalents, which may include, without limitation, U.S. Treasury-focused securities, which may include, without limitation, Treasury bonds, Treasury notes, Treasury Inflated Protection Securities (collectively, “U.S. Treasury Securities”); exchange traded options on U.S. Treasury Securities; repurchase agreements fully collateralized by U.S. Treasury Securities; and money market instruments, including obligations of U.S. and foreign banks, corporate obligations, U.S. government securities, municipal securities, repurchase agreements and asset-backed securities, paying a fixed, variable or floating interest rate (collectively, “Cash Equivalents”); or money market funds or ETFs that invest in Cash Equivalents (collectively “Defensive Investments”). The Defensive Core Fund may invest in U.S. Treasury Securities without regard to maturity or duration.

Although Horizon may elect to allocate 100% of the Defensive Core Fund’s assets to the Risk Assist® strategy, it is not required to. Instead, Horizon typically employs the Risk Assist® strategy in stages, and Horizon may elect to allocate between 0% and 100% of the Defensive Core Fund’s assets to the Risk Assist® strategy, depending on Horizon’s determination of current market risk.

The Risk Assist® algorithm includes a process by which it systematically attempts to protect investment gains within the portfolio based on Horizon’s measures of perceived risk. The result of this process is referred to as a “ratchet”. To implement the ratchet, Horizon first determines the lowest portfolio value that the algorithm is calculated to accommodate during any 12-month period. As the Risk Assist® strategy portfolio value grows (typically when the portfolio has experienced 3-5% of appreciation, depending on market conditions), the Risk Assist® algorithm will increase (i.e., “ratchet” up) the value of the loss tolerance limit in an attempt to protect those gains.

There can be no guarantee that the Risk Assist® strategy, including the ratchet function, will be successful in preventing losses in the Fund’s portfolio, and investors may lose money by investing in the Fund

Horizon Tactical Fixed Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Tactical Income Fund
Strategy Narrative [Text Block]

The Tactical Income Fund seeks to achieve its investment objective by allocating to investments across various sectors of the global securities markets. The Tactical Income Fund’s investments will be primarily comprised of fixed and floating rate bonds of U.S. and foreign corporate issuers, both those that are investment-grade and non-investment grade (i.e., high yield or “junk” bonds); debt securities issued by the U.S. government and its agencies and instrumentalities (collectively, “U.S. Government Securities”); foreign sovereign debt; preferred stocks; convertible bonds; mortgage-backed securities (“MBS”); and bank loan assignments and participations. The Tactical Income Fund’s investment adviser, Horizon Investments, LLC (“Horizon”), may execute the Tactical Income Fund’s strategy by investing in exchange-traded funds (“ETFs”) that invest primarily in the foregoing or by investing directly in individual securities or baskets of securities.

Horizon selects and weights securities using a flexible approach that combines active management and quantitative models to allocate the Tactical Income Fund’s portfolio. The Tactical Income Fund’s strategy is primarily driven by a tactical, systematic approach that uses measures of past return and risk to shift the Tactical Income Fund’s holdings towards asset classes determined by Horizon to have high and stable measures of price trends. Depending on market conditions, the Tactical Income Fund may at times focus its investments in particular sectors or areas of the economy. The strategy also incorporates a tactical risk management component that monitors asset class trends on a daily basis, and, if conditions deteriorate, prompts Horizon to reduce the Tactical Income Fund’s exposure to that asset class and allocate to more defensive-oriented investments, including, without limitation, U.S. Government Securities and money market instruments. As a result of the Tactical Income Fund’s tactical risk management strategy, in certain market conditions up to 100% of the Tactical Income Fund’s portfolio may be invested in U.S. Government Securities or money market instruments.

The Tactical Income Fund invests in the securities of non-U.S. issuers, including, without limitation, securities of emerging markets issuers and, while the Tactical Income Fund will invest primarily in U.S. Dollar denominated securities, it may also invest a portion of its assets in non-U.S. Dollar denominated securities. Horizon selects portfolio investments without restriction as to the issuer country, capitalization, currency, maturity or credit quality, and investments are expected to include those rated below investment grade (commonly referred to as “high yield” or “junk” bonds). Potential investments are reviewed for trading efficiency, liquidity, risk/return profile, and fit within overall portfolio diversification needs prior to investment. Horizon generally expects to select individual securities or baskets of securities instead of ETFs when it believes such investments are more cost effective, more operationally efficient or will provide strategic exposure to a specific sector or market segment. Horizon expects to engage in frequent buying and selling of securities to achieve the Tactical Income Fund’s objective.

Under normal circumstances, the Tactical Income Fund invests not less than 80% of the value of its net assets (plus any borrowings for investment purposes) in fixed income investments. For purposes of this policy, fixed income investments means: (i) any debt or debt-related securities, income producing securities, and other instruments or evidences of indebtedness, including bonds, bills, notes (including structured notes), loans, money market instruments, mortgage and asset backed securities, and preferred stocks, and derivative instruments related thereto; and (ii) other investment companies, including ETFs, that invest primarily in fixed income investments.

Horizon Multi-Factor Small/Mid Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Multi-Factor Small/Mid Cap Fund
Strategy Narrative [Text Block]

The Multi-Factor Small/Mid Cap Fund seeks to achieve its investment objective by investing primarily in the equity securities of small and mid-cap U.S. companies. In addition, the Fund employs defensive techniques, including strategic portfolio positioning, to achieve lower overall volatility as compared to the market generally.

Horizon selects and weights securities using a flexible approach that combines active management and quantitative models to allocate the Fund’s portfolio between issuers, sectors and/or factors (e.g., growth, value, momentum, quality, size and volatility) that Horizon believes offer the opportunity for the highest projected return for a given amount of risk. Horizon assesses projected return and expected risk by diversifying across stocks that have one or more high quality underlying fundamentals, such as: high profitability and stable earnings; low price variability; low fundamental valuation measures; and high recent price trends. Horizon may add or modify these characteristics as economic conditions change. In constructing the portfolio, Horizon may consider industry and position constraints to ensure sufficient diversification, as determined by Horizon. The Defensive Small/Mid-Cap Fund expects equity securities with the foregoing characteristics in aggregate to have a defensive tilt, and therefore the Defensive Small/Mid-Cap Fund may lag the performance of traditional U.S. Small/Mid-Cap equity markets in strong up markets, but is designed to outperform when U.S. Small/Mid-Cap equity markets decline. The Multi-Factor Small/Mid Cap Fund will primarily invest in common stocks. Depending on market conditions, the Multi-Factor Small/Mid Cap Fund may at times focus its investments in particular sectors or areas of the economy. The Defensive Small/Mid-Cap Fund expects to engage in frequent buying and selling of securities to achieve its investment objective.

Under normal circumstances, the Multi-Factor Small/Mid Cap Fund will invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities of small- and mid-cap U.S. companies. For purposes of this policy: (A) a U.S. company is an issuer that (i) generates at least 50% of its revenues or profits from business activities in the United States, (ii) has at least 50% of its assets situated in the United States, or (iii) has the principal trading market for its securities in the United States; (B) Small- and mid-cap issuers are those whose market capitalizations, at the time of purchase, are within the ranges of the S&P SmallCap 600 Index and S&P MidCap 400 Index, respectively, as determined by Horizon; and (C) equity securities means common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), equity securities of real estate investment trusts (“REITs”), derivative instruments that provide exposure to or are otherwise related to such securities, and shares of other investment companies (including ETFs) that invest primarily in equity securities.

Options. The Multi-Factor Small/Mid Cap Fund may also buy or write put and call options for investment purposes, to hedge other investments, or to generate option premiums for the Fund. The Multi-Factor Small/Mid Cap Fund’s options investments may involve “covered” positions where the Fund may write a call option on an underlying position to generate income. The Multi-Factor Small/Mid Cap Fund may involve a “collateralized” strategy more generally, where the Multi-Factor Small/Mid Cap Fund may write put options on a security whose value is collateralized by cash (“cash-secured puts”) or otherwise collateralized by the Fund’s securities.

The Multi-Factor Small/Mid Cap Fund’s option strategies may involve options combinations, such as spreads, straddles and collars. In “spread” transactions, the Multi-Factor Small/Mid Cap Fund buys and writes a put or buys and writes a call on the same underlying instrument with the options having different exercise prices, expiration dates, or both. When the Multi-Factor Small/Mid Cap Fund engages in spread transactions, it seeks to profit from differences in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. In “straddles,” the Multi-Factor Small/Mid Cap Fund purchases a put option and a call option or writes a put option and a call option on the same instrument with the same expiration date and the same exercise price. A “collar” position combines a put option purchased by the Multi-Factor Small/Mid Cap Fund (the right of the Multi-Factor Small/Mid Cap Fund to sell a specific security within a specified period) with a call option that is written by the Multi-Factor Small/Mid Cap Fund (the right of the counterparty to buy the same security) in a single instrument, and the Multi-Factor Small/Mid Cap Fund’s right to sell the security is typically set at a price that is below the counterparty’s right to buy the security. Thus, the combined position “collars” the performance of the underlying security, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option. In each case, the premium received for writing an option offsets, in part, the premium paid to purchase the corresponding option; however, downside protection may be limited as compared to just owning a single option. There is no limit on the number or size of the options transactions in which the Multi-Factor Small/Mid Cap Fund may engage.

Centre American Select Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Select Equity Fund
Strategy Narrative [Text Block]

The Select Equity Fund seeks to achieve its investment objective by investing primarily in the equity securities of large capitalization U.S. companies. In selecting investments for the Fund, Horizon Investments, LLC (“Horizon” or the “Adviser”) utilizes a “bottom-up” fundamental stock selection process that the Adviser believes yields a more accurate picture of a company’s intrinsic value. The Adviser analyzes a variety of factors when selecting investments for the Fund, including a company’s operations, risk profile, growth expectations, and valuation of its securities. The Adviser employs a disciplined Economic Value Added[1] framework to select investments. The framework focuses on the fundamentals of shareholder wealth creation and wealth destruction similar to the way a traditional, long-term focused corporate investor looking at all aspects of the business would assess a company’s value. In the shorter-term, the Adviser considers that markets often undervalue or overvalue a company’s ability to create or destroy shareholder wealth. The framework seeks to identify and exploit these potential investment opportunities. The approach is designed to capture excess returns when the market price of a stock converges toward the Adviser’s target price.

[1]	Economic Value Added (EVA) is an estimate of a company’s economic profit. Economic profit, which refers to the profit earned by a company, minus the cost of financing the company’s capital, is an amount that may be considered in the assessment of a company’s overall value.

Under normal circumstances, the Select Equity Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large capitalization American companies. For purposes of this policy: (A) large capitalization companies are companies that are members of the S&P 500 Index or within the market capitalization range of the S&P 500 at the time of purchase; (B) American companies are those that (i) generate at least 50% of their revenues or profits from business activities in the United States, (ii) have at least 50% of their assets situated in the United States, or (iii) have the principal trading market for their securities in the United States; and, (C) equity securities include common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”), derivative instruments that provide exposure to or are otherwise related to such securities, and shares of other investment companies (including ETFs) that invest primarily in equity securities. While the Fund will invest primarily in large-cap companies, the Fund may also invest in small-cap and mid-cap companies.

In determining whether a particular company or security may be a suitable investment for the Fund, the Adviser may focus on any number of different attributes that may include, without limitation: the company’s ability to generate favorable returns in light of current growth prospects, market position and expertise, brand value, pricing power, measures of financial strength (e.g., strong balance sheet), profit margin changes, return on capital improvement, sustainability of revenue growth, ability to generate cash flow, strong management, commitment to shareholders’ interests, dividends or current income, market share gains, innovation and reinvestment, corporate governance and other indications that a company or a security may be an attractive investment. Lastly, the Adviser integrates security selection with appropriate stock position sizing (determining the appropriate percentage of the Fund’s assets to commit to a particular investment) in order to maximize return relative to risk. The Adviser may sell or reduce the Fund’s position in a security when the facts or analysis surrounding the reasons for investing in the security have changed.

The Fund may purchase or sell exchange-traded derivative products, such as exchange-traded futures and options, for capital preservation, enhancement of returns, temporary cash management, or investment transition purposes. For example, the Adviser may utilize exchange-traded futures and options to hedge the risks of existing stock positions in the Fund’s portfolio against significant equity market declines that may occur over short periods of time. Such capital protection strategies will be used tactically when the Adviser’s current assessment of market valuation indicates forward returns as low relative to downside risk and the cost to upside potential from utilizing portfolio preservation tools reasonable. A protective put option strategy, when tactically employed, is executed using exchange-traded put options on U.S. large capitalization Indices such as the S&P 500 Index to hedge the portfolio and to reduce volatility. Generally, S&P 500 Index put options and others have an inverse relationship to their underlying Index level, meaning that the value of an index put option generally increases as the underlying securities in the Fund decrease in price and decreases as those securities increase in price. The Adviser may also seek to enhance returns by writing (selling) out of the money call options tailored with exercise prices generally above the current market prices of stocks held in the Fund or on U.S. large capitalization Indices such as the S&P 500 Index at the time of the call sale. As the seller of the call option, the Fund receives cash (the premium) from the purchaser. Furthermore, the Fund may also invest in S&P 500 Index futures to increase the Fund’s overall market exposure following cash inflows from new investments in the Fund.

The Fund generally maintains a fully-invested posture. As such, cash is typically held to a minimum. However, significant investor inflows may temporarily increase cash positions. The Fund may also, under unusual circumstances, take temporary defensive positions and hold up to 100% of its portfolio in cash or cash equivalent positions. The Fund may engage in frequent or active trading depending on market conditions, resulting in a high portfolio turnover rate. A high portfolio turnover rate may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance.

Centre Global Infrastructure Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Global Infrastructure Fund
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing primarily in equity securities of U.S. and non-U.S. infrastructure-related companies across a broad range of industries, sectors, and market capitalizations. The Fund intends to invest globally, including in developed and emerging market countries, and expects its portfolio to include securities of issuers organized or located in multiple countries around the world. While the Fund may invest in companies across all regions, it anticipates that a significant portion of its assets will be allocated to issuers organized or located outside the United States, including in countries such as Japan, Spain, Canada, and the United Kingdom, as well as in emerging markets. The Fund’s investments may include common stock, convertible securities, master limited partnerships (“MLPs”) in the energy sector, and debt securities of infrastructure-related issuers when their attributes are, in Horizon’s view, attractive in terms of total return. The Fund may also engage in transactions in foreign currencies and invest in sponsored or unsponsored depositary receipts, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), to gain exposure to non-U.S. issuers.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of infrastructure-related companies, both U.S. and non-U.S. For purposes of this policy: (A) an infrastructure-related company is a company in at least one of these categories: (i) at least 50% of the company’s assets (excluding cash) are infrastructure-related assets; (ii) a company that attributes at least 50% of its gross income or net profits to, the ownership, management, construction, development, operation, use, creation, or financing of infrastructure assets; or (iii) a company that is in one of the following industries: Energy, Telecommunication Services, or Utilities; (B) infrastructure assets are the physical structures and networks that provide essential services to society, including, but not limited to, transportation assets (such as railroads, toll roads, bridges, tunnels, airports, parking facilities, and seaports); utility assets (such as electric transmission and distribution lines, power generation facilities, oil, gas and water distribution and related midstream assets, communications networks and satellites, sewage treatment plants, and critical internet networks); and social assets (such as hospitals, courts, schools, correctional facilities, and subsidized housing); and, (C) equity securities include common and preferred stock, convertible securities, real estate investment trusts (“REITs”), depositary receipts (such as ADRs and GDRs), derivative instruments that provide exposure to or are otherwise related to such securities, and shares of other investment companies (including ETFs) that invest primarily in such securities.

The Fund intends to generally maintain a fully-invested posture. As such, cash will typically be held to a minimum. However, significant client inflows may temporarily increase cash positions. The Fund may engage in frequent or active trading depending on market conditions, resulting in a high portfolio turnover rate.

In selecting investments for the Fund, the Adviser utilizes a “bottom-up” fundamental stock selection process that the Adviser believes yields a more accurate picture of a company’s intrinsic value. The Adviser analyzes a variety of factors when selecting investments for the Fund, such as a company’s operations, risk profile, growth expectations and valuation of its securities. The Adviser utilizes a disciplined, Economic Value Added3 framework to select investments. Economic Value Added is an estimate of a company’s economic profit. Economic profit, which refers to the profit earned by a company, minus the cost of financing the company’s capital, is an amount that may be considered in the assessment of a company’s overall value. The framework focuses on the fundamentals of wealth creation and wealth destruction similar to the way a traditional, long-term focused corporate investor looking at all aspects of the business would assess a company’s value. In the shorter-term, markets often undervalue or overvalue a company’s ability to create or destroy wealth. The framework seeks to identify and exploit these investment opportunities. The approach is designed to capture excess returns when the market price of a stock converges toward the Adviser’s target price.